VIA EDGAR

June 25, 2009

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:        Legg Mason Partners Equity Trust

              Post-Effective Amendment No. 146 to Registration Statement on Form N-1A

              Securities Act File No. 33-43446

              Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 146 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 146 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Amendment”). The Amendment is being filed on behalf of the Legg Mason Partners All Cap Fund, a series of the Trust (the “Fund”).

The Amendment is being filed to register Class R1 shares of the Fund and to bring the Fund’s prospectus into compliance with the requirements of amended Form N-1A. The Amendment also commences the annual updating of the Fund’s prospectus and Statement of Additional Information (the “SAI”).

The principal changes made in the Amendment to the Fund’s current prospectus and SAI are to revise the prospectus summary pursuant to amended Form N-1A, to add disclosure regarding Class R1 shares to the fee table and expense example and to add disclosure about the characteristics of Class R1 shares, including the 12b-1 fees, distribution plan and suitability considerations for the Class. The format and, where relevant, the disclosure in the prospectus summary sections are substantially similar to the prospectus summaries in post-effective amendments filed by Legg Mason Partners Income Trust (Post-Effective Amendment No. 130, filed on April 28, 2009 and Post-Effective Amendment No. 132, filed on May 29, 2009). The disclosure regarding Class R1 shares is substantially similar to disclosure in post-effective amendments filed by the Trust to register Class R1 shares for other series of the Trust (Post-Effective Amendment No. 137, filed on February 27, 2009 and Post-Effective Amendment No.

June 25, 2009

140, filed on April 1, 2009). Accordingly, on behalf of the Trust, we hereby request selective review of the Amendment.

It is proposed that the Amendment will become effective on August 28, 2009 pursuant to Rule 485(a)(1) under the 1933 Act. Prior or on that date, the Trust will file a subsequent post-effective amendment pursuant to Rule 485(b) that will incorporate by reference the Fund’s audited financial statements for the fiscal year ended April 30, 2009, file the consent of the Fund’s independent registered public accounting firm and contain updated performance information.

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1288.

Very truly yours,

/s/ Y. Rachel Kuo
Y. Rachel Kuo

Enclosures

cc:             George P. Hoyt, Legg Mason & Co., LLC

                  Barbara J. Allen, Legg Mason & Co., LLC

                  Dianne E. O’Donnell, Willkie Farr & Gallagher LLP